Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2022 $ / shares shares	Nov. 29, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) VOTE $ / shares shares	Dec. 31, 2021 $ / shares shares
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock par or stated value per share (in Dollars per share) | $ / shares	$ 0.0001
Additional paid-in capital (in Dollars) | $				$ 68,257
Net of transaction costs (in Dollars) | $				$ 6,569
Conversion of stock (in Shares)		300,000
Variable interest entity number of project subsidiary		4
Sale of stock number of shares subscribed (in Shares)		1,000,000
Sale of stock number of shares issued in transaction (in Shares)				1,000,000	0
Consideration received on transaction (in Dollars) | $				$ 100,000
Payments of stock issuance costs (in Dollars) | $			$ 267	$ 267
Preferred stock dividend rate, percentage				8.00%
Preferred stock dividend rate event of default, percentage				12.00%
Preferred stock dividend rate, event of default, increase for each event				2.00%
Preferred stock dividend rate, event of default, maximum after increases				20.00%
Preferred stock liquidation preference (in Dollars per share) | $ / shares				$ 100
Preferred stock redemption price (in Dollars per share) | $ / shares				100
Preferred stock conversion price (in Dollars per share) | $ / shares				$ 100
Preferred stock redemption period after which redeemable				4 years
Preferred stock redemption period after fourth anniversary				30 days
Preferred stock dividend rate if failed to redeem				12.00%
Preferred stock dividend rate, increase to after one year if failed to redeem				14.00%
Preferred stock dividend rate, quarterly increase after one year if failed to redeem				2.00%
Preferred stock dividend rate if failed to redeem, maximum				20.00%
Preferred stock conversion, first year discount				20.00%
Preferred stock conversion, second year discount				25.00%
Preferred stock conversion, thereafter discount				30.00%
Preferred stock conversion, VWAP period				20 days
Temporary equity, redemption price per share (in Dollars per share) | $ / shares				$ 8.47
Common Class A [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)			0	25,671,390	0
Common stock, shares outstanding (in Shares)			0	25,671,390	0
Common stock par or stated value per share (in Dollars per share) | $ / shares	0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock number of votes (in VOTE) | VOTE				1
Common Class D [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)			144,399,037	144,399,037	144,399,037
Common stock, shares outstanding (in Shares)			144,399,037	144,399,037	144,399,037
Common stock par or stated value per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock number of votes (in VOTE) | VOTE				5
Common Class B [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)
Common stock, shares outstanding (in Shares)
Common stock par or stated value per share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock number of votes (in VOTE) | VOTE				1
Common Class C [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)
Common stock, shares outstanding (in Shares)
Common stock par or stated value per share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock number of votes (in VOTE) | VOTE				5
Common stock conversion rate				1
Redeemable Preferred Stock [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Preferred stock conversion price (in Dollars per share) | $ / shares				$ 100
Redeemable Noncontrolling Interest [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Temporary equity, accretion to redemption value (in Dollars) | $				$ 1,160,723
Opal Fuels [Member] | Common Class A [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Stock issued (in Shares)	25,671,390
Opal Fuels [Member] | Common Class B [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Stock issued (in Shares)				144,399,037
Opal Fuels [Member] | Class B Ordinary Share [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Stock issued (in Shares)				144,399,037
Voluntary Conversion [Member] | Common Class D [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock conversion rate				1
Automatic Conversion [Member] | Common Class D [Member]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity (Details) [Line Items]
Common stock conversion rate				1